Shareholders' Capital (Details) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CAD shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 CAD shares	Dec. 31, 2015 CAD
Amount ($ millions)
Issued for cash			CAD 650.4
Issued on capital acquisitions			17.7
Reclassified to current			(26.5)
Shareholders’ capital	CAD 16,489.6		CAD 16,400.2	CAD 15,693.2
Shareholders’ capital
Number of shares
Common shares, beginning of year (in shares) | shares	541,742,592	541,742,592	504,935,930
Issued for cash (in shares) | shares	0	0	33,700,000
Issued on capital acquisitions (in shares) | shares	0	0	890,648
Issued on redemption of restricted stock (in shares) | shares	4,051,792	4,051,792	2,216,014
Common shares, end of year (in shares) | shares	545,794,384	545,794,384	541,742,592
Amount ($ millions)
Common shares, beginning of year	CAD 16,656.1		CAD 15,929.7
Issued for cash	0.0		650.4
Issued on capital acquisitions	0.0		17.7
Reclassified to current			58.3
Common shares, end of year	16,745.7		16,656.1
Cumulative share issue costs, net of tax		$ (256.1)	(255.9)
Shareholders’ capital	CAD 16,489.6		CAD 16,400.2